Related party transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related party transactions
Schedule of society senior management
Name	Date of birth	Position	Current position since
Alejandro G. Elsztain	03/31/1966	General Manager	1994
Diego Chillado Biaus	09/15/1978	Operative Manager	2022
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

Schedule of Balance with related parties
Item	06.30.2024	06.30.2023
Trade and other receivables	27,809	30,781
Investments in financial assets	3,783	4,811
Trade and other payables	(22,923)	(40,895)
Borrowings	(522)	(818)
Total	8,147	(6,121)
Related party	06.30.2024	06.30.2023	Description of transaction	Item
New Lipstick	221	230	Reimbursement of expenses	Trade and other receivables
Comparaencasa Ltd.	1,983	2,077	Other investments	Investments in financial assets
	249	-	Loans granted	Trade and other receivables
Banco Hipotecario S.A.	38	-	Leases and/or right of use assets receivable	Trade and other receivables
	4,731	-	Dividends	Trade and other receivables
La Rural S.A.	1,375	2,957	Canon	Trade and other receivables
	(2)	(509)	Other payables	Trade and other payables
	16	7	Other receivables	Trade and other receivables
Other associates and joint ventures (i)	-	45	Leases and/or right of use assets receivable	Trade and other receivables
	-	167	Contributions pending subscription	Trade and other receivables
	-	(497)	Non-convertible notes	Borrowings
	1	4	Equity incentive plan receivable	Trade and other receivables
	11	-	Loans granted	Trade and other receivables
	(522)	(321)	Borrowings	Borrowings
	-	4	Reimbursement of expenses	Trade and other receivables
	29	100	Management fees receivable	Trade and other receivables
	(21)	(260)	Other payables	Trade and other payables
	11	5,900	Other receivables	Trade and other receivables
Total associates and joint ventures	8,120	9,904
CAMSA and its subsidiaries	(7,866)	(11,616)	Management fee payables	Trade and other payables
	(3)	(1)	Leases and/or rights of use payable	Trade and other payables
Yad Levim LTD	17,672	17,607	Loans granted	Trade and other receivables
Galerias Pacifico	3	-	Reimbursement of expenses	Trade and other receivables
Rundel Global LTD	1,800	2,734	Other investments	Investments in financial assets
Sociedad Rural Argentina	-	1,889	Other receivables	Trade and other receivables
	(9,214)	(351)	Other payables	Trade and other payables
Other related parties	1,020	28	Other receivables	Trade and other receivables
	(164)	(110)	Other payables	Trade and other payables
	58	93	Reimbursement of expenses receivable	Trade and other receivables
	(57)	(33)	Legal services	Trade and other payables
Total other related parties	3,249	10,240
IFISA	2,374	1,750	Financial operations receivables	Trade and other receivables
Total direct parent company	2,374	1,750
Directors and Senior Management	(5,596)	(28,015)	Fees for services received	Trade and other payables
Total Directors and Senior Management	(5,596)	(28,015)
Total	8,147	(6,121)

Schedule of results with related parties
Related party	06.30.2024	06.30.2023	06.30.2022	Description of transaction
BACS	-	-	464	Financial operations
BHN Vida S.A.	(24)	(12)	208	Financial operations
BHN Seguros Generales S.A.	(8)	(5)	186	Financial operations
Comparaencasa Ltd.	1,563	279	1,538	Financial operations
Other associates and joint ventures (i)	54	(234)	279	Leases and/or right of use assets
	276	342	249	Corporate services
	213	260	1,089	Financial operations
Total associates and joint ventures	2,074	630	4,013
CAMSA and its subsidiaries	(7,866)	(17,683)	(33,388)	Management fee
Rundel Global LTD	3,241	490	-	Financial operations
Yad Levim LTD	937	799	907	Financial operations
Sociedad Rural Argentina	3,904	250	15	Financial operations
Other related parties	(193)	(4)	(71)	Leases and/or rights of use
	(1,017)	(45)	-	Fees and remunerations
	62	(799)	-	Corporate services
	(575)	(665)	-	Legal services
	(371)	(703)	(465)	Financial operations
	(1,017)	(85)	-	Donations
	1,193	1,092	-	Income from sales and services from agricultural business
Total other related parties	(1,702)	(17,353)	(33,002)
IFISA	5	119	(48)	Financial operations
Total Parent Company	5	119	(48)
Directors	(16,427)	(38,090)	(14,594)	Management fee
Senior Management	(411)	(903)	(851)	Compensation of Directors and senior management
Total Directors and Senior Management	(16,838)	(38,993)	(15,445)
Total	(16,461)	(55,597)	(44,482)

Summary of transaction with related party
Related party	06.30.2024	06.30.2023	Description of transaction
Quality	-	(203)	Irrevocable contributions
Total irrevocable contributions	-	(203)
Agro-Uranga S.A.	948	747	Dividends received
Uranga Trading S.A.	125	417	Dividends received
BHSA	14,239	-	Dividends received
Condor	-	382	Dividends received
Viflor	41	21	Dividends received
Nuevo Puerto Santa Fe S.A.	442	803	Dividends received
La Rural S.A.	1,454	-	Dividends received
Total dividends received	17,249	2,370
Quality	(25,961)	-	Sale of shares
BHSA	(83)	-	Sale of shares
GCDI	(151)	-	Sale of shares
Total sale of shares	(26,195)	-